OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities non-current portion	$ 40,206	$ 24,637
Operating lease liability [Member]
Beginning Balance	42,909	63,079
Add: Addition of lease liabilities	30,770	0
Less: Discount on rental	0	(972)
Less: gross repayment	(19,618)	(16,856)
Add: imputed interest	4,913	2,704
Foreign translation differences	(2,199)	(5,046)
Ending Balance	56,775	42,909
Less: lease liabilities current portion	(16,569)	(18,272)
Lease liabilities non-current portion	$ 40,206	$ 24,637